T. ROWE PRICE Institutional Small-Cap Stock Fund
September 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.3%
COMMUNICATION SERVICES 0.5%
Entertainment 0.3%
Liberty Media Corp-Liberty Live, Class
C (1) 374,011 12,006
12,006
Interactive Media & Services 0.2%
Vimeo (1) 2,299,600 8,141
8,141
Total Communication Services 20,147
CONSUMER
DISCRETIONARY 11.7%
Automobiles 0.6%
Rivian Automotive, Class A (1) 921,306 22,369
22,369
Broadline Retail 1.3%
Kohl's  309,888 6,495
Ollie's Bargain Outlet Holdings (1) 538,650 41,573
Savers Value Village (1) 165,188 3,084
51,152
Diversified Consumer Services 2.1%
Bright Horizons Family Solutions (1) 303,769 24,745
Clear Secure, Class A  832,713 15,855
Duolingo (1) 152,801 25,345
Rover Group, Acquisition Date:
8/2/21, Cost $— (1)(2) 361,837 16
Strategic Education  237,837 17,897
83,858
Hotels, Restaurants & Leisure 4.1%
BJ's Restaurants (1) 500,353 11,738
Cava Group (1) 349,512 10,706
Cava Group, Acquisition Date: 6/23/20
- 3/26/21, Cost $13,724 (1)(2)(3) 1,398,048 42,822
Chuy's Holdings (1) 357,843 12,732
Dutch Bros, Class A (1) 493,016 11,463
Papa John's International  501,341 34,201
Red Rock Resorts, Class A  270,798 11,103
Torchys Holdings, Class A, Acquisition
Date: 11/13/20, Cost $17,606 (1)(2)
(4)(5) 2,059,233 11,161
Wyndham Hotels & Resorts  210,763 14,656
160,582
Household Durables 0.7%
Installed Building Products  69,800 8,717
Skyline Champion (1) 311,068 19,821
28,538
Specialty Retail 2.5%
Burlington Stores (1) 231,025 31,258
Caleres  426,400 12,263
Farfetch, Class A (1) 1,148,494 2,400
Five Below (1) 77,264 12,432
Floor & Decor Holdings, Class A (1) 54,295 4,914
Monro  460,888 12,799
RH (1) 29,162 7,709
Shares/Par $ Value
(Cost and value in $000s)
‡
Warby Parker, Class A (1) 1,061,626 13,971
97,746
Textiles, Apparel & Luxury
Goods 0.4%
Skechers USA, Class A (1) 301,577 14,762
14,762
Total Consumer Discretionary 459,007
CONSUMER STAPLES 3.6%
Beverages 1.1%
Boston Beer, Class A (1) 81,553 31,767
Coca-Cola Consolidated  17,910 11,397
43,164
Food Products 1.4%
Post Holdings (1) 261,067 22,384
Simply Good Foods (1) 255,466 8,819
TreeHouse Foods (1) 226,417 9,867
Utz Brands  908,074 12,195
53,265
Personal Care Products 1.1%
BellRing Brands (1) 1,006,599 41,502
Oddity Tech, Class A (1) 68,124 1,931
43,433
Total Consumer Staples 139,862
ENERGY 5.7%
Energy Equipment & Services 1.8%
Expro Group Holdings (1) 506,756 11,772
Liberty Energy, Class A  1,162,541 21,530
NOV  354,300 7,405
Patterson-UTI Energy  1,436,874 19,887
TechnipFMC  506,207 10,296
70,890
Oil, Gas & Consumable Fuels 3.9%
Devon Energy  339,924 16,214
Diamondback Energy  251,384 38,934
DT Midstream  242,500 12,833
Kimbell Royalty Partners  468,793 7,501
Magnolia Oil & Gas, Class A  973,513 22,303
Range Resources  947,200 30,699
Southwestern Energy (1) 3,829,857 24,703
153,187
Total Energy 224,077
FINANCIALS 14.7%
Banks 7.3%
BankUnited  467,213 10,606
Blue Foundry Bancorp (1) 379,000 3,172
Cadence Bank  642,596 13,636
Capitol Federal Financial  1,333,744 6,362
Columbia Banking System  744,300 15,109
CRB Group, Acquisition Date:
4/14/22, Cost $1,368 (1)(2)(5) 13,013 1,007
CrossFirst Bankshares (1) 571,695 5,768
Dime Community Bancshares  430,118 8,585

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dogwood State Bank, Non-Voting
Shares, Acquisition Date: 5/6/19,
Cost $1,511 (1)(2)(5) 151,114 3,022
Dogwood State Bank, Voting
Shares, Acquisition Date: 5/6/19,
Cost $742 (1)(2)(5) 74,220 1,484
Dogwood State Bank, Warrants,
5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(2)(5) 22,533 235
East West Bancorp  408,477 21,531
Eastern Bankshares  698,400 8,758
Equity Bancshares, Class A  328,332 7,903
FB Financial  373,389 10,589
First Bancshares  416,332 11,228
Five Star Bancorp  298,457 5,987
Grasshopper Bancorp, Acquisition
Date: 10/12/18 - 5/2/19,
Cost $2,456 (1)(2)(5) 245,627 592
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $— (1)(2)(5) 47,055 8
HarborOne Bancorp  119,486 1,137
Heritage Commerce  1,264,794 10,713
Home BancShares  463,329 9,702
Kearny Financial  736,600 5,105
Live Oak Bancshares  541,005 15,662
Origin Bancorp  507,766 14,659
Pacific Premier Bancorp  441,359 9,604
Pinnacle Financial Partners  288,806 19,362
Popular  146,929 9,258
SouthState  307,678 20,725
Texas Capital Bancshares (1) 213,999 12,605
Veritex Holdings  455,070 8,168
Western Alliance Bancorp  273,782 12,586
284,868
Capital Markets 1.7%
Cboe Global Markets  187,622 29,308
P10, Class A  925,855 10,786
StepStone Group, Class A  448,434 14,162
TMX Group (CAD)  635,355 13,654
67,910
Consumer Finance 0.4%
Encore Capital Group (1) 230,331 11,000
PRA Group (1) 354,706 6,814
17,814
Financial Services 1.3%
Essent Group  83,025 3,926
PennyMac Financial Services  497,659 33,144
Toast, Class A (1) 660,988 12,381
49,451
Insurance 4.0%
Assurant  218,302 31,344
Axis Capital Holdings  541,940 30,549
First American Financial  236,371 13,353
Hanover Insurance Group  175,861 19,517
Kemper  254,802 10,709
Shares/Par $ Value
(Cost and value in $000s)
‡
Selective Insurance Group  491,905 50,750
156,222
Total Financials 576,265
HEALTH CARE 14.7%
Biotechnology 6.8%
Agios Pharmaceuticals (1) 198,600 4,915
Apellis Pharmaceuticals (1) 508,152 19,330
Arcellx (1) 176,800 6,344
Argenx, ADR (1) 62,120 30,540
Ascendis Pharma, ADR (1) 229,531 21,493
Avid Bioservices (1) 829,183 7,827
Blueprint Medicines (1) 314,199 15,779
Bridgebio Pharma, Acquisition Date:
9/25/23, Cost $5,893 (1)(2) 216,106 5,414
Cerevel Therapeutics Holdings (1) 240,454 5,249
Crinetics Pharmaceuticals (1) 320,141 9,521
CRISPR Therapeutics (1) 135,783 6,163
Cytokinetics (1) 246,452 7,260
Generation Bio (1) 545,086 2,066
HilleVax (1) 151,854 2,042
Icosavax (1) 408,539 3,166
Immatics (1) 367,638 4,257
Insmed (1) 991,349 25,032
Ionis Pharmaceuticals (1) 350,071 15,879
Karuna Therapeutics (1) 112,307 18,990
Kymera Therapeutics (1) 129,514 1,800
Leap Therapeutics, Acquisition Date:
9/28/20, Cost $121 (1)(2) 9,500 12
MacroGenics (1) 409,676 1,909
Morphic Holding (1) 76,690 1,757
MorphoSys, ADR (1) 1,100,713 7,397
Nkarta (1) 536,710 746
Prothena (1) 140,848 6,796
RAPT Therapeutics (1) 218,507 3,632
Relay Therapeutics (1) 237,980 2,001
Repare Therapeutics (1) 212,400 2,566
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22, Cost $— (1)
(2) 45,404 127
Vaxcyte (1) 230,406 11,746
Verve Therapeutics (1) 252,614 3,350
Xencor (1) 350,606 7,065
Zentalis Pharmaceuticals (1) 230,092 4,616
266,787
Health Care Equipment &
Supplies 2.6%
ICU Medical (1) 134,699 16,031
Masimo (1) 190,731 16,723
Neogen (1) 945,362 17,527
Outset Medical (1) 681,089 7,410
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $7,145 (1)(2)(5) 1,897,440 759
Penumbra (1) 14,558 3,522
PROCEPT BioRobotics (1) 707,384 23,209
QuidelOrtho (1) 228,917 16,720
101,901

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers &
Services 2.8%
Alignment Healthcare (1) 1,361,386 9,448
dentalcorp Holdings (CAD) (1) 582,643 2,531
Guardant Health (1) 311,231 9,225
Molina Healthcare (1) 116,340 38,147
NeoGenomics (1) 1,162,680 14,301
Pennant Group (1) 199,245 2,217
Privia Health Group (1) 1,012,264 23,282
U.S. Physical Therapy  134,888 12,373
111,524
Health Care Technology 0.2%
Certara (1) 525,977 7,648
7,648
Life Sciences Tools & Services 1.5%
10X Genomics, Class A (1) 202,495 8,353
Adaptive Biotechnologies (1) 260,406 1,419
Bruker  424,863 26,469
Olink Holding, ADR (1) 425,150 6,271
Pacific Biosciences of California (1) 1,402,990 11,715
Repligen (1) 42,915 6,824
61,051
Pharmaceuticals 0.8%
Catalent (1) 316,124 14,393
Structure Therapeutics, ADR (1) 222,767 11,232
Ventyx Biosciences (1) 121,173 4,208
29,833
Total Health Care 578,744
INDUSTRIALS & BUSINESS
SERVICES 16.8%
Aerospace & Defense 0.3%
Bombardier, Class B (CAD) (1) 175,625 6,124
Cadre Holdings  247,279 6,590
12,714
Building Products 1.2%
AZZ  569,151 25,942
CSW Industrials  123,020 21,558
47,500
Commercial Services &
Supplies 2.0%
Casella Waste Systems, Class A (1) 239,216 18,252
Rentokil Initial (GBP)  2,984,749 22,161
Stericycle (1) 280,687 12,550
Tetra Tech  90,504 13,759
VSE  228,974 11,549
78,271
Construction & Engineering 0.2%
WillScot Mobile Mini Holdings (1) 151,186 6,288
6,288
Electrical Equipment 0.2%
Thermon Group Holdings (1) 226,975 6,235
6,235
Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation 1.3%
Convoy, Warrants, 3/15/33,
Acquisition Date: 3/24/23, Cost $— (1)
(2)(5) 51,254 —
Landstar System  81,478 14,417
Saia (1) 91,649 36,536
50,953
Machinery 7.7%
ATS (1) 105,001 4,475
Enerpac Tool Group  776,142 20,514
EnPro Industries  106,055 12,853
Esab  174,926 12,283
ESCO Technologies  164,142 17,143
Federal Signal  508,806 30,391
Graco  246,983 18,000
Helios Technologies  343,294 19,046
Ingersoll Rand  846,763 53,956
John Bean Technologies  196,852 20,697
Marel (ISK)  1,195,327 3,460
Mueller Water Products, Class A  1,254,257 15,904
RBC Bearings (1) 143,014 33,484
SPX Technologies (1) 350,705 28,547
Toro  156,791 13,029
303,782
Passenger Airlines 0.3%
Allegiant Travel  137,477 10,566
10,566
Professional Services 1.8%
Booz Allen Hamilton Holding  72,473 7,919
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $2,271 (1)(2)(5) 291,546 1,574
Clarivate (1) 1,475,680 9,902
Legalzoom.com (1) 574,696 6,287
Parsons (1) 485,131 26,367
Paycor HCM (1) 809,265 18,476
70,525
Trading Companies &
Distributors 1.8%
Beacon Roofing Supply (1) 303,795 23,444
Rush Enterprises, Class A  368,362 15,040
SiteOne Landscape Supply (1) 202,366 33,077
71,561
Total Industrials & Business Services 658,395
INFORMATION
TECHNOLOGY 12.1%
Communications Equipment 0.1%
Infinera (1) 664,554 2,778
2,778
Electronic Equipment, Instruments
& Components 4.2%
CTS  381,580 15,927
Littelfuse  90,947 22,493
Mirion Technologies (1) 2,394,180 17,885
Napco Security Technologies  323,906 7,207
Novanta (1) 106,745 15,311

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PAR Technology (1) 834,680 32,169
Teledyne Technologies (1) 83,404 34,077
Vontier  607,629 18,788
163,857
IT Services 0.1%
ServiceTitan, Acquisition Date:
11/9/18 - 5/4/21, Cost $582 (1)(2)(5) 12,412 905
Themis Solutions, Acquisition Date:
4/14/21, Cost $1,603 (1)(2)(5) 71,410 1,397
2,302
Semiconductors & Semiconductor
Equipment 3.4%
Credo Technology Group Holding (1) 542,761 8,277
Entegris  319,991 30,051
Lattice Semiconductor (1) 395,044 33,946
MACOM Technology Solutions
Holdings (1) 302,183 24,652
Onto Innovation (1) 236,914 30,211
SiTime (1) 57,153 6,530
133,667
Software 4.3%
Agilysys (1) 225,364 14,910
Amplitude, Class A (1) 1,151,400 13,322
Braze, Class A (1) 112,200 5,243
Descartes Systems Group (1) 405,855 29,781
DoubleVerify Holdings (1) 838,242 23,429
Envestnet (1) 275,646 12,137
Five9 (1) 382,938 24,623
Manhattan Associates (1) 82,084 16,225
Socure, Acquisition Date: 12/22/21,
Cost $1,200 (1)(2)(5) 74,692 410
Workiva (1) 270,851 27,448
167,528
Total Information Technology 470,132
MATERIALS 3.4%
Chemicals 1.8%
Element Solutions  2,179,967 42,749
HB Fuller  133,941 9,190
Quaker Chemical  120,549 19,288
71,227
Metals & Mining 1.4%
Compass Minerals International  167,800 4,690
Constellium (1) 1,556,315 28,325
ERO Copper (CAD) (1) 434,000 7,483
Haynes International  311,405 14,487
54,985
Paper & Forest Products 0.2%
West Fraser Timber (CAD)  117,932 8,562
8,562
Total Materials 134,774
Shares/Par $ Value
(Cost and value in $000s)
‡
REAL ESTATE 5.1%
Health Care Real Estate Investment
Trusts 0.2%
Community Healthcare Trust, REIT  223,498 6,638
6,638
Industrial Real Estate Investment
Trusts 1.9%
EastGroup Properties, REIT  253,209 42,167
Rexford Industrial Realty, REIT  464,844 22,940
Terreno Realty, REIT  196,050 11,136
76,243
Real Estate Management &
Development 1.9%
Altus Group (CAD)  244,062 8,449
DigitalBridge Group  505,464 8,886
FirstService  320,480 46,643
Tricon Residential  1,646,112 12,181
76,159
Residential Real Estate Investment
Trusts 0.5%
Flagship Communities REIT  371,437 5,572
Independence Realty Trust, REIT  1,027,016 14,450
20,022
Specialized Real Estate Investment
Trusts 0.6%
CubeSmart, REIT  594,873 22,682
22,682
Total Real Estate 201,744
UTILITIES 2.8%
Electric Utilities 0.8%
IDACORP  250,149 23,426
MGE Energy  136,887 9,378
32,804
Gas Utilities 1.4%
Chesapeake Utilities  214,465 20,964
ONE Gas  129,473 8,840
Southwest Gas Holdings  410,166 24,778
54,582
Independent Power & Renewable
Electricity Producers 0.2%
NextEra Energy Partners  296,691 8,812
8,812
Water Utilities 0.4%
California Water Service Group  301,370 14,258
14,258
Total Utilities 110,456
Total Miscellaneous Common
Stocks  3.2% (6) 126,853
Total Common Stocks (Cost
$2,849,612) 3,700,456

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition
Date: 3/24/23, Cost $356 (1)(2)(5) 355,569 356
Total Convertible Bonds (Cost $356) 356
CONVERTIBLE PREFERRED STOCKS 2.8%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.1%
Torchys Holdings, Acquisition Date:
11/13/20, Cost $3,631 (1)(2)(4)(5) 404,324 2,191
2,191
Specialty Retail 0.0%
1661, Series F, Acquisition Date:
5/28/21, Cost $6,391 (1)(2)(5) 1,098,082 1,208
1,208
Total Consumer Discretionary 3,399
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $6,275 (1)(2)(5) 339,830 1,774
Total Consumer Staples 1,774
FINANCIALS 0.1%
Banks 0.1%
CRB Group, Series D, Acquisition
Date: 1/28/22, Cost $4,795 (1)(2)(5) 45,609 3,528
Total Financials 3,528
HEALTH CARE 1.1%
Biotechnology 0.2%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $2,356 (1)(2)(5) 853,615 4,567
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $4,729 (1)(2)(5) 583,832 3,123
7,690
Health Care Equipment &
Supplies 0.1%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $2,939 (1)(2)(5) 2,892,844 2,939
2,939
Health Care Providers &
Services 0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $5,009 (1)(2)(5) 2,080,305 2,434
2,434
Life Sciences Tools & Services 0.7%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $2,524 (1)(2)(5) 214,212 1,921
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $3,365 (1)(2)(5) 381,143 1,109
Shares/Par $ Value
(Cost and value in $000s)
‡
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $3,621 (1)(2)(5) 265,089 16,099
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $6,907 (1)(2)(5) 155,519 9,445
28,574
Total Health Care 41,637
INDUSTRIALS & BUSINESS
SERVICES 0.5%
Aerospace & Defense 0.2%
ABL Space Systems, Series
B, Acquisition Date: 3/24/21,
Cost $3,410 (1)(2)(5) 75,721 2,431
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $6,074 (1)(2)(5) 1,087,799 5,472
7,903
Air Freight & Logistics 0.1%
FLEXE, Series C, Acquisition Date:
11/18/20, Cost $2,725 (1)(2)(5) 223,990 2,258
FLEXE, Series D, Acquisition Date:
4/7/22, Cost $1,607 (1)(2)(5) 78,800 794
3,052
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $2,969 (1)(2)(5) 142,571 702
702
Ground Transportation 0.1%
Convoy, Series C, Acquisition Date:
9/14/18, Cost $3,999 (1)(2)(5) 563,190 1,605
Convoy, Series D, Acquisition Date:
10/30/19, Cost $5,376 (1)(2)(5) 397,082 1,584
3,189
Professional Services 0.1%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $1,791 (1)(2)(5) 393,660 2,126
Checkr, Series D, Acquisition Date:
9/6/19, Cost $6,330 (1)(2)(5) 627,795 3,390
5,516
Total Industrials & Business Services 20,362
INFORMATION TECHNOLOGY 0.7%
IT Services 0.4%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $2,376 (1)(2)(5) 162,965 1,970
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $959 (1)(2)(5) 50,834 615
ServiceTitan, Series A-1, Acquisition
Date: 11/9/18, Cost $5 (1)(2)(5) 185 14
ServiceTitan, Series D, Acquisition
Date: 11/9/18, Cost $2,387 (1)(2)(5) 90,775 6,619
ServiceTitan, Series F, Acquisition
Date: 3/25/21, Cost $577 (1)(2)(5) 5,381 392
Themis Solutions, Series AA,
Acquisition Date: 4/14/21,
Cost $361 (1)(2)(5) 16,080 315

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series AB,
Acquisition Date: 4/14/21,
Cost $36 (1)(2)(5) 1,600 31
Themis Solutions, Series B,
Acquisition Date: 4/14/21,
Cost $39 (1)(2)(5) 1,750 34
Themis Solutions, Series E,
Acquisition Date: 4/14/21,
Cost $4,568 (1)(2)(5) 203,440 3,981
13,971
Software 0.3%
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $6,214 (1)
(2)(5) 475,993 2,951
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,216 (1)(2)(5) 154,275 957
SecurityScorecard, Series
E, Acquisition Date: 3/5/21,
Cost $3,099 (1)(2)(5) 613,641 3,130
Seismic Software, Series E,
Acquisition Date: 12/13/18,
Cost $3,462 (1)(2)(5) 549,145 3,948
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $374 (1)(2)(5) 42,590 306
Socure, Series A, Acquisition Date:
12/22/21, Cost $1,459 (1)(2)(5) 90,776 498
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $1,197 (1)(2)(5) 74,504 409
Socure, Series B, Acquisition Date:
12/22/21, Cost $22 (1)(2)(5) 1,348 8
Socure, Series E, Acquisition Date:
10/27/21, Cost $2,775 (1)(2)(5) 172,687 948
13,155
Total Information Technology 27,126
MATERIALS 0.3%
Chemicals 0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $4,206 (1)(2)(5) 88,718 4,235
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $5,284 (1)(2)(5) 128,029 2,597
6,832
Metals & Mining 0.1%
Kobold Metals, Series B-1, Acquisition
Date: 1/10/22, Cost $3,092 (1)(2)(5) 112,792 4,825
4,825
Total Materials 11,657
Total Convertible Preferred Stocks
(Cost $132,531) 109,483
Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve
Fund, 5.40% (7)(8) 108,715,684 108,716
Total Short-Term Investments (Cost
$108,716) 108,716
Total Investments in
Securities 99.9%
(Cost $3,091,215) $ 3,919,011
Other Assets Less Liabilities 0.1% 2,607
Net Assets 100.0% $ 3,921,618

T. ROWE PRICE Institutional Small-Cap Stock Fund

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $180,784 and represents 4.6% of net assets.
(3) Security is subject to a contractual sale restriction (lockup). The total value of such securities at period-end amounts to $42,822;
the remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or conditions in accordance with legal documents.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) Level 3 in fair value hierarchy.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
GBP British Pound
ISK Iceland Krona
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Institutional Small-Cap Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ —# $ — $ 4,714+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government Reserve Fund, 5.40% $ 134,889  ¤  ¤ $ 108,716^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4,714 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $108,716.

T. ROWE PRICE Institutional Small-Cap Stock Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Small-Cap Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Institutional Small-Cap Stock Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2023, totaled $(39,819,000) for the period ended September 30, 2023.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,557,087 $ 120,815 $ 22,554 $ 3,700,456
Convertible Bonds — — 356 356
Convertible Preferred Stocks — — 109,483 109,483
Short-Term Investments 108,716 — — 108,716
Total $ 3,665,803 $ 120,815 $ 132,393 $ 3,919,011
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/23
Investment in Securities
Common Stocks $ 58,637 $ 10,702 $ — $ (46,785) $ 22,554
Convertible Bonds — — 356 — 356
Convertible Preferred Stocks 169,897 (43,259) — (17,155) 109,483
Total $ 228,534 $ (32,557) $ 356 $ (63,940) $ 132,393

T. ROWE PRICE Institutional Small-Cap Stock Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stocks $ 22,554 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.7x
– 9.8x
2.6x Increase
Sales growth
rate
30%
– 55%
41% Increase
Enterprise
value to gross
profit multiple
4.7x
– 13.1x
8.3x Increase
Gross profit
growth rate
25%
– 37%
28% Increase
Enterprise
value to
EBITDA
multiple
19.3x 19.3x Increase
Price-to-
earnings
multiple
8.4x
– 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0%
– 85%
43% Increase
Price to
tangible book
value multiple
0.8x
– 0.9x
0.9x Increase
Tangible book
value growth
rate
14% 14% Increase
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 37%
– 39%
37% Increase

T. ROWE PRICE Institutional Small-Cap Stock Fund

Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible Preferred Stocks $109,483 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
20%
– 50%
33% Increase
Enterprise
value to sales
multiple
1.0x
– 10.9x
4.4x Increase
Sales growth
rate
7%
– 125%
30% Increase
Enterprise
value to gross
profit multiple
1.6x
– 16.6x
9.0x Increase
Gross profit
growth rate
9%
– 37%
23% Increase
Enterprise
value to
EBITDA
multiple
7.5x
– 19.3x
13.1x Increase
EBITDA
growth rate
65% 65% Increase
Enterprise
value to gross
merchandise
value multiple
0.3x 0.3x Increase
Projected
enterprise
value to sales
multiple
3.6x
– 7.9x
6.0x Increase
Projected
enterprise
value to
EBITDA
multiple
15.1x 15.1x Increase
Price-to-
earnings
multiple
8.4x
– 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0%
– 85%
43% Increase
Rate of return 40% 40% Decrease
Discount rate
for cost of
capital
15%
– 40%
21% Decrease

T. ROWE PRICE Institutional Small-Cap Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E129-054Q3 09/23
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainity
70%
– 100%
84% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible Bonds $356 Recent
comparable
transaction
price(s)
—# —# —# —#